Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities [Abstract]
Financial Assets
The financial assets and liabilities as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Financial assets
Valued at amortized cost
Cash and cash equivalents	$105,310	$476,714
Restricted cash	37,672	36,085
Trade receivables	130,148	278,587
Other accounts receivable	60,758	115,443
Related parties	42,228	163,344
Total current financial assets	$376,116	$1,070,173

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$129,085	$139,189
Trade payables	228,959	262,159
Accounts payable and accrued expenses	486,827	461,892
Related parties	1,458	87,573
Total short-term portion of the financial debt	846,329	950,813
Long-term financial debt	53,644	118,737
Total financial liabilities	$899,973	$1,069,550

Financial Liabilities
The financial assets and liabilities as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Financial assets
Valued at amortized cost
Cash and cash equivalents	$105,310	$476,714
Restricted cash	37,672	36,085
Trade receivables	130,148	278,587
Other accounts receivable	60,758	115,443
Related parties	42,228	163,344
Total current financial assets	$376,116	$1,070,173

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$129,085	$139,189
Trade payables	228,959	262,159
Accounts payable and accrued expenses	486,827	461,892
Related parties	1,458	87,573
Total short-term portion of the financial debt	846,329	950,813
Long-term financial debt	53,644	118,737
Total financial liabilities	$899,973	$1,069,550

Information for Financing
The information for financing as of December 31, 2020 and 2019 is summarized as follows:

	2020		2019
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$16,333	$-	$9,504	$9,074
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained two grace periods of 3 months each for the principal payment from April to September 2020, extending the term of the loan to January 2022.

The Company is currently in the process of negotiating with the finance company to restructure the debt repayment schedule.
Banco Autofin México, S.A. Institución de Banca Múltiple	23,352	12,773	23,319	28,477
Five lines of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

On November 26, 2018, a new line of credit was drawn down in the amount of $20 million at a variable rate at 28-day TIIE, plus 550 base points, due November 2023.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 6 months in the payment of principal of 4 of the 6 lines, the period applies from the months of January to June of 2020, extending the maturity of those lines correspondingly.
INPIASA, S.A. de C.V. (a)	1,435	-	1,566	1,044
Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

HSBC, S.A. (a)	951	-	1,629	543
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal from the months of May to July 2020, extending the term of each credit line 3 months.

Banco del Bajío, S.A. Intemza (a)	211	-	842	-
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.

In order to face the effects of the Covid-19 pandemic, the Company obtained a 6-month grace period in the payment of principal from April to September 2020, extending the term of each credit line 6 months.
Banco del Bajío, S.A. (a)	-	-	23,227	-
$24.0 million line of credit at a variable rate of the 28-day TIIE plus 600 points, with monthly payments of principal and interest; and maturing in March 2020.

	2020		2019
	Short-term	Long-term	Short-term	Long-term

Banco del Bajío, S.A.	1,714	9,571	-	-
$12.0 million line of credit line with a mortgage guarantee for $30.0 million, variable rate of TIIE 28 days plus 600 points, with monthly payments of principal and interest, maturing in July 2027.

Portafolio de Negocios, S.A. de C.V. SOFOM	2,738	6,334	-	-
Line of credit for $10.0 million with a fixed rate of 15.0%, with monthly payments of principal and interest; maturity in July 2023, without prepayment penalty.

Other investors	12,000	-	-	-
Two unsecured loans were contracted, each for $6.0 million at a fixed rate of 15.0% per annum, with principal and interest payments due, originally in October 2020. The Company is in negotiation extending the payment term, as well as the conditions of both credits.

Interest payable	563	-	410	-
	59,297	28,678	60,497	39,138

Total financial debt in Mexican pesos
ACT Maritime, LLC	-	-	15,843	57,349
A line of credit at 5 years was contracted in September 2018 in the amount of $5.52 million dollars with a variable Libor rate at 90 days plus 750 points, with quarterly payments of principal and interest, due September 2023. The total credit line that it had with DVB Bank America NV was totally liquidated with the proceeds of this line.

In December 2020, the Company prepaid the total credit line, with the advance received for the sale of the Olmeca vessel (see Note 29).

Others	59,806	-	56,618	-

Unsecured credits were contracted, each one amounting to $3 million dollars at a fixed rate of 11.25%, with semiannual payments of principal and interest, originally due January 2016.

Both credits were contracted again in January 2017, and $1 million dollars on one of them was paid and both were due in July 2017.

The payment rescheduling and outstanding balance amounting to $5 million dollars were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

A new rescheduling of payments and unpaid balance amounting to $4.5 million dollars was formalized in July 2018, with an 11.25% fixed rate with monthly interest payments. The principal amounting to $500 thousand dollars was paid in July 2018, and the balance of $4 million dollars is due in July 2019.

	2020		2019
	Short-term	Long-term	Short-term	Long-term

In order to improve the amortization profile, the Company continued its negotiations with creditors to define a new amortization schedule. On December 20, 2019, the payment of $ 1.0 million dollars was made.

In July 2020, the rescheduling of payments for $3.0 million dollars was formalized, with a fixed rate of 11.25% with monthly payments of interest and principal due in July 2021. The Company is in negotiations to improve the conditions and amortization profile of the balance of the current credit.
Hewlett Packard	4,180	14,679	2,354	9,263
Two lines of credit for $607.8 dollars and $201.6 dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal for the months of May to July, extending the term of each credit line 3 months.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

PNC, Bank, N.A.	3,429	10,287	3,246	12,987
Line of credit with collateral for $860 thousand dollars, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturing in July 2024.

Interest payable	2,373	-	631	-
Total financial debt in US dollars	69,788	24,966	78,692	79,599
Total financial debt	$129,085	$53,644	$139,189	$118,737

(a)
They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA), a related party.

Maturity of Long-term Financial Debt
The maturity of the long-term financial debt as of December 31, 2020 and 2019 is as follows:

Maturity	2020	2019
2021	$-	$57,017
2022	23,638	31,861
2023	16,315	25,427
2024	8,275	4,427
2025	2,703	5
2026	2,713	-
	$53,644	$118,737